Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 27, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Useful Lives For Property, Plant and Equipment
Depreciation for property, plant and equipment assets, other than land and construction in progress, is based upon the following estimated useful lives, using the straight-line method:

Buildings	10 to 40 years
Leasehold improvements	Lesser of expected remaining term of lease or economic useful life of asset
Machinery and equipment	3 to 15 years

Schedule Of Useful Lives For Finite-Lived Intangible Assets
Intangible assets with finite useful lives are amortized using the straight-line method over the following estimated useful lives of the assets:

Completed technology	10 to 20 years
Customer relationships	7 to 30 years
Other	5 to 40 years